Derivative financial instruments - Forecast cash flows (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Forecast receivable cash flows	£ 2,671	£ 2,616
Forecast payable cash flows	0	52
Up to one year [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Forecast receivable cash flows	484	455
Forecast payable cash flows	0	15
One to two years [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Forecast receivable cash flows	584	531
Forecast payable cash flows	0	16
Two to three years [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Forecast receivable cash flows	561	511
Forecast payable cash flows	0	7
Three to four years [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Forecast receivable cash flows	416	411
Forecast payable cash flows	0	6
Four to five years [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Forecast receivable cash flows	305	327
Forecast payable cash flows	0	5
More than five years [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Forecast receivable cash flows	321	381
Forecast payable cash flows	£ 0	£ 3